Note 5 - Right-of-use Assets and Lease Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Statement Line Items [Line Items]
Right-of-use assets	$ 273,222			$ 394,654
Total lease liabilities	292,679	394,654		$ 394,654
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				9.50%
Occupancy expense	$ 39,561
IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets				$ 394,654
Total lease liabilities				$ 394,654